Summary of Significant Accounting Policies - Goodwill and Indefinite-lived Intangibles Impairment (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment of Long-Lived Assets and Long-lived Assets to be Disposed of
Goodwill, loss	$ 0	$ 0	$ 0
Indefinite-lived intangibles impairment recorded	$ 0	$ 0